Preparation of financial statements	12 Months Ended
Dec. 31, 2022
Preparation of financial statements
Preparation of financial statements

2. Preparation of financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as set forth by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (IFRIC).

The consolidated financial statements were authorized for issue by the Management Board on March 30, 2023.

These consolidated financial statements were prepared on the basis of historical cost except for the following items, which are measured on an alternative basis on each reporting date.

Debt securities at fair value through profit or loss	Fair value
Non-derivative financial instruments at fair value through profit or loss	Fair value
Derivative financial instruments at fair value through profit or loss	Fair value

The consolidated financial statements are presented in thousands of Euros (kEUR) except where otherwise stated. Due to rounding, numbers presented throughout these notes may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the years 2022, 2021 and 2020 amounting to kEUR 11,409 kEUR 10,586 and kEUR 15,481, respectively. Additionally, voxeljet had negative cash flows from operating activities in 2022, 2021 and 2020 of kEUR 9,184, kEUR 6,537, kEUR 6,598, respectively, mainly due to continuous net losses.

During 2021, in January, February and July, the Company completed three registered direct offerings and sales of a total of 2,190,711 ADSs, which provided voxeljet with total gross proceeds of approximately USD 32.0 million (€ 26.6 million) before deducting fees and expenses. Further, on October 13, 2022, the Company announced that it has completed another registered direct offering and sale of 1,279,070 ordinary shares in the form of ADSs at a purchase price of USD 3.44 (€ 3.60) per share. The gross proceeds of the offering amounted to approximately USD 4.4 million (€ 4.6 million).

On October 31, 2022 the Company closed a sale and leaseback transaction (the “Sale-Leaseback”) regarding voxeljet AG’s properties located in Friedberg, Free State of Bavaria, Germany with IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH, which was initiated on August 11, 2022. Under this agreement, voxeljet was entitled to receive proceeds from the sale amounting to € 26.5 million and entered into a long-term lease contract. Simultaneously, on August 11, 2022, voxeljet initiated the full settlement of the Finance Contract entered into with the European Investment Bank (the “EIB”), dated November 9, 2017 (the “Finance Contract”), including the repayment of tranche A and B1 thereunder, including all interest for a fixed amount of € 22.0 million. In addition, the Company initiated the early settlement of certain loans for which the sold properties were collateralized, which were granted by Sparkasse Schwaben-Bodensee, Germany (formerly Kreissparkasse Augsburg) (“Sparkasse”) with a settlement of € 0.8 million in August 2022 and € 3.1 million in October 2022. Consequently, the Company has written down the bifurcated embedded derivative financial instruments relating to the performance participation interest for tranche A and tranche B. The write-down resulted from the early repayment of the Finance Contract with EIB in October 2022. The write-down of the bifurcated embedded derivative financial asset relating to the performance participation interest for tranche A resulted in finance expense amounting to kEUR 2,827, and the bifurcated embedded derivative financial liability for the performance participation interest for tranche B1 resulted in finance income of kEUR 516.

The closing process of the transaction, which began through the initiation of the Sale-Leaseback at the notary on August 11, 2022, was successfully finalized on October 31, 2022. The closing included the receipt of the proceeds from IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH, the settlements with EIB and Sparkasse and the subsequent initial of the release process for land charges and commencement of the long-term lease contract on November 1, 2022. These steps further improved voxeljet’s liquidity and financial flexibility, and released the Company from all covenants in the Finance Contract, including a Minimum Cash/Cash Equivalents requirement (the “Minimum Cash Covenant”).

In December 2022, the Company privately placed 828,943 ADSs, each representing one ordinary share, at a purchase price of USD 2.16 (€ 2.04), with the institutional investor Anzu Ventures II LLC (“Anzu”). The capital increase was registered on December 22, 2022 and the private placement was completed when voxeljet received the remaining portion of the related funds amounting to USD 0.9 million (€ 0.9 million) in January 2023. The first portion of USD 0.9 million (€ 0.8 million) was received in December 2022. This capital increase provided the Company with gross proceeds of USD 1.8 million (€ 1.7 million) before deducting fees and expenses.

In January 2023, the Company issued a promissory note to Anzu (the “Anzu Note”), in a principal amount of USD 3.2 million (€ 3.0 million). The Anzu Note matures on January 3, 2028, and includes interest payable monthly at a rate of 3% per annum. In addition, the Anzu Note includes a voluntary prepayment right for voxeljet, and, in the case of fundamental changes including a change of control in voxeljet, a right by voxeljet to repay the Anzu Note and a right by Anzu to require that voxeljet repurchases the Anzu Note. The aforementioned rights are considered to be embedded derivatives that have to be bifurcated. A one-time interest payment equal to the above principal amount of USD 3.2 million (€ 3.0 million) is required to be paid upon maturity or at time of prepayment. The terms of the Anzu Note include certain covenants and events of default.

The capital increases described above improved voxeljet’s liquidity as well as equity ratio significantly. Also the financing received through the Anzu Note had a positive impact on the Company’s cash reserves. In addition, the closing of the Sale-Leaseback in connection with the early settlement of certain loans, released voxeljet from significant financial obligations mainly related to the repayment of tranche A thereunder, including the performance participation interest from the loan received from the EIB. Tranche A would have become due in December 2022 amounting to approximately € 14.6 million reduced or increased by the fair value of the performance participation interest. The early settlement further releases the Company from all covenants in the Finance Contract, including the Minimum Cash Covenant.

In spite of this success, according to the Group’s current liquidity forecasts, voxeljet will require further funding in the second half of 2023 to maintain its operations. Therefore, management is taking steps to raise additional funds, including meetings with potential new and existing investors and banks, which may include debt and/or equity financing, and there can be no assurance that the Company will be able to raise further funds on terms favorable to the Company, if at all.

The ongoing conflict between Russia and Ukraine raises further risks and uncertainties. The heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends could impact voxeljet’s ability to conduct its business as planned. A spill-over of the conflict to neighboring countries, the European Union or NATO members could result in further adverse impacts on the Company’s business, including a drop in market demand, price increases for raw materials and energy or delays in the global supply chain.

These events and conditions described above raise material uncertainties that may cast significant doubt upon voxeljet’s ability to continue as a going concern. Despite the ongoing losses, reduced cash flow as well as with the existing financial obligations , management assumes that voxeljet will continue as a going concern. However, the going concern is dependent upon management and the Company being successful in:

-	achievement of budgeted sales; and
-	successful fund raising in form of equity and/or debt.

Those assumptions are included in the Company’s current liquidity forecasts and management believes that the Company has the ability to meet its financial obligations for at least the next 12 months from the authorization for issuance of these consolidated financial statements as of and for the year ended December 31, 2022 by the Management Board on March 30, 2023 and therefore continues as a going concern.

As a U.S. Securities and Exchange Commission registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Impairment test

Non-financial assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. Therefore, the Company performed an impairment test for the non-financial assets for the end of the reporting period. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written down below fair value less cost incurred to sell the individual asset. The impairment test, performed by management, did not lead to any write-downs.

Assets are allocated to cash-generating units for the purpose of impairment testing. The units or groups of units are identified at the lowest level at which assets are monitored for internal management purposes, being the operating segments (i.e., the Systems segment and Services segment).